Notes to the consolidated balance sheet - Trade payables and other current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes to the consolidated balance sheet
Trade payables	€ 28,691	€ 19,359
Other current liabilities	4,981	5,485
Trade payables and other current liabilities	33,672	€ 24,844
Accrued expenses	18,000
Accrued liabilities relating to scientific projects	€ 16,800